Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Abstract]
Schedule of Redeemable and Non-Redeemable Common Stock	Shares of non-redeemable common stock include the founder shares as these common shares do not have any redemption features and do not participate in the income earned on the Trust Account.
	Three Months Ended		Nine Months Ended
	September 30, 2023	September 30, 2022	September 30, 2023	September 30, 2022
Redeemable common shares
Numerator: net income (loss) allocable to redeemable common stock	$247,957	$56,931	$473,961	$(440,910)
Denominator: weighted average number of redeemable common shares	4,509,403	8,625,000	6,567,202	7,171,703
Basic and diluted net income (loss) per redeemable common share	$0.05	$0.01	$0.07	$(0.06)

Non-redeemable common shares
Numerator: net loss allocable to non-redeemable common shares	$(253,315)	$(118,560)	$(889,736)	$(399,542)
Denominator: weighted average number of non-redeemable common shares	3,006,250	3,006,250	3,006,250	2,969,075
Basic and diluted net loss per non-redeemable common share	$(0.08)	$(0.04)	$(0.30)	$(0.13)

Shares of non-redeemable common stock include the founder shares as these common shares do not have any redemption features and do not participate in the income earned on the Trust Account.
	Year Ended
	December 31, 2022	December 31, 2021
Redeemable common stock
Numerator: net income (loss) allocable to redeemable common stock	$(178,613)	$—
Denominator: weighted average number of redeemable common stock	7,538,014	—
Basic and diluted net income (loss) per redeemable common stock	$(0.02)	$—

Non-redeemable common stock
Numerator: net loss allocable to non-redeemable common stock	$(571,734)	$(13,782)
Denominator: weighted average number of non-redeemable common stock	2,978,445	2,500,000
Basic and diluted net loss per non-redeemable common stock	$(0.19)	$(0.01)

Schedule of Redeemable Common Stock	At September 30, 2023 and December 31, 2022, the redeemable common stock reflected on the Company’s balance sheet consisted of the following:
Gross Proceeds	$86,250,000
Less: fair value of public warrants	(5,879,729)
Less: common stock issuance costs	(4,736,093)
Accretion to redemption value	13,409,184
Redeemable common stock as of December 31, 2022	$89,043,362
Redemptions of common stock	(43,318,207)
Accretion to redemption value	2,867,041
Redeemable common stock as of September 30, 2023	$48,592,196

At December 31, 2022, the redeemable common stock reflected on the Company’s balance sheet consisted of the following:
Gross Proceeds	$86,250,000
Less: fair value of public warrants	(5,879,729)
Less: common stock issuance costs	(4,736,093)
Accretion to redemption value	13,409,184
Redeemable common stock	$89,043,362